UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09140
                                                    ----------

                       Phoenix Institutional Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer             John H. Beers, Esq.
  Counsel and Secretary for Registrant        Vice President and Secretary
     Phoenix Life Insurance Company          Phoenix Life Insurance Company
            One American Row                         One American Row
           Hartford, CT 06102                      Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 814-1897
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
GLOSSARY
September 30, 2005

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)

A leading insurer of bonds, providing bondholders an unconditional, irrevocable guarantee that principal and interest payments would be received in full and on time.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)

A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)

A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)

One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

PSF (THE PERMANENT SCHOOL FUND)

A perpetual endowment that was created to support Texas public schools.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Phoenix Institutional Bond Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------

U.S. GOVERNMENT SECURITIES--7.7%

U.S. TREASURY BONDS--1.5%
U.S. Treasury Bond 5.375%, 2/15/31                  $   1,515   $   1,697,273

U.S. TREASURY NOTES--6.2%
U.S. Treasury Note 3.875%, 7/15/10                      2,345       2,309,368
U.S. Treasury Note 4.75%, 5/15/14                         305         314,221
U.S. Treasury Note 4.125%, 5/15/15                      4,105       4,034,283
U.S. Treasury Note 4.25%, 8/15/15                         380         377,625
                                                                --------------
                                                                    7,035,497
                                                                --------------

------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $8,810,010)                                        8,732,770
------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--18.8%

FHLMC 5.50%, 8/1/18                                       277         280,790
FHLMC 5.50%, 8/1/18                                       240         243,593
FHLMC 5.50%, 8/1/18                                       484         490,699
FHLMC 4.50%, 10/1/18                                      664         651,353
FNMA 5%, 2/1/18                                           935         933,055
FNMA 4.50%, 9/1/18                                        627         614,254
FNMA 4.50%, 11/1/18                                     1,269       1,244,654
FNMA 6%, '29-'34                                        2,890       2,942,431
FNMA 7%, 11/1/30                                           90          94,565
FNMA 5.50%, '33-'35                                     9,501       9,501,802
FNMA 5%, 7/1/33                                           302         296,337
FNMA 6.50%, 8/1/33                                        682         703,747
FNMA 4.50%, 9/1/33                                        284         271,183
FNMA 5%, 7/1/35                                           486         475,392
GNMA 6.114%, 11/16/21                                     811         833,552
GNMA 7%, 8/15/29                                          110         116,021
GNMA 6.50%, '31-'32                                       665         692,162
GNMA 5%, 9/15/33                                          971         962,154
------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,354,495)                                      21,347,744
------------------------------------------------------------------------------

MUNICIPAL BONDS--14.2%

ARIZONA--0.3%
Scottsdale Preservation Authority Excise Tax
   Revenue 5%, 7/1/13 (FGIC Insured)                      260         283,280

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------

CALIFORNIA--2.7%
Alameda Corridor Transportation Authority
   Revenue Taxable Series C 6.50%, 10/1/19 (MBIA
   Insured)                                         $     930   $   1,045,153
Fresno County Pension Obligation Revenue Taxable
   6.21%, 8/15/06 (FSA Insured)                           340         345,583
Fresno County Pension Obligation Revenue Taxable
   Series A 3.45%, 8/15/10 (FGIC Insured)               1,105       1,044,170
Oakland Pension Obligation Revenue Taxable
   Series A 6.95%, 12/15/08 (MBIA Insured)                 66          70,553
Oakland Pension Obligation Revenue Taxable
   Series A 6.98%, 12/15/09 (MBIA Insured)                 34          36,957
San Luis Obispo County Pension Obligation
   Revenue Taxable Series A 4.20%, 9/1/14 (MBIA
   Insured)                                               490         464,785
                                                                --------------
                                                                    3,007,201
                                                                --------------

COLORADO--0.3%
Denver City and County School District No. 1
   Pension Obligation Certificate of Participation
   Taxable 6.76%, 12/15/07 (AMBAC Insured)                 10          10,471
Denver City and County School District No. 1
   Pension Obligation Certificate of Participation
   Taxable 6.76%, 12/15/07 (AMBAC Insured)(h)             255         266,457
                                                                --------------
                                                                      276,928
                                                                --------------

CONNECTICUT--2.2%
Hartford General Obligation Taxable Series B
   4.13%, 8/1/07 (FSA Insured)                            450         447,638
Hartford General Obligation Taxable Series B
   5.01%, 8/1/15 (FSA Insured)                            450         456,597
Mashantucket Western Pequot Tribe Casino Revenue
   Taxable Series A 6.91%, 9/1/12 (MBIA Insured)          755         826,113
Mashantucket Western Pequot Tribe Revenue
   Taxable Series A 144A 6.57%, 9/1/13 (FSA
   Insured)(b)                                            715         778,892
                                                                --------------
                                                                    2,509,240
                                                                --------------

                     See Notes to Schedules of Investments

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------

FLORIDA--0.6%
University of Miami Exchange Revenue Taxable
   Series A 7.65%, 4/1/20 (MBIA Insured)            $     550   $     569,068
University of Miami Exchangeable Revenue Taxable
   Series A 7.40%, 4/1/11 (MBIA Insured)                  140         144,721
                                                                --------------
                                                                      713,789
                                                                --------------

GEORGIA--0.6%
Fulton County Development Authority Revenue
   Georgia Tech Foundation Funding Revenue
   Series A 5%, 11/1/31                                   655         680,990

ILLINOIS--0.9%
Chicago General Obligation Taxable Series D
   4.34%, 1/1/10 (MBIA Insured)                           330         326,334
Kane, Cook & Du Page Counties School District No.
   46 General Obligation Taxable Series D 5%,
   1/1/10 (FGIC Insured)                                  265         267,599
McHenry County Community Unit School District No.
   12 General Obligation Taxable 5%, 12/1/11 (FSA
   Insured)                                               135         137,207
Metropolitan Pier & Exposition Authority
   McCormick Place Expansion Revenue Series A 5%,
   12/15/28 (MBIA Insured)                                225         234,016
                                                                --------------
                                                                      965,156
                                                                --------------

MASSACHUSETTS--0.6%
Massachusetts State General Obligation Series C
   5.50%, 11/1/13 (FGIC Insured)                          605         679,034

MICHIGAN--1.0%
Detroit General Obligation Taxable 4.97%, 5/1/13
   (FSA Insured)                                          200         202,004
Detroit Water Supply System Revenue Series  A
   4.50%, 7/1/30 (FGIC Insured)                           530         522,183
Detroit Water Supply System Revenue Series A
   4.50%, 7/1/32 (FGIC Insured)                           400         392,048
                                                                --------------
                                                                    1,116,235
                                                                --------------

NEW JERSEY--0.4%
New Jersey State Educational Facilities Authority
   Revenue Princeton University Series B 4.25%,
   7/1/35                                                 475         443,797

NEW YORK--1.4%
Metropolitian Transportation Authority Service
   Contract Revenue Series A 5%, 7/1/30 (AMBAC
   Insured)                                             1,005       1,043,331

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------

NEW YORK--(CONTINUED)
Sales Tax Asset Receivable Corp. Revenue Taxable
   Series B 3.60%, 10/15/08 (FSA Insured)           $     320   $     311,488
University of Rochester Revenue Taxable 5.40%,
   7/1/18 (MBIA Insured)                                  255         263,048
                                                                --------------
                                                                    1,617,867
                                                                --------------

OREGON--1.4%
Oregon Local Governments Pension General
   Obligation Taxable 5.771%, 6/1/16
   (AMBAC Insured)                                        150         158,563
Oregon Local Governments Pension Obligation
  Taxable 5.871%, 6/1/17 (AMBAC Insured)                1,000       1,074,330
Oregon School Boards Association 2004 Pension
  Revenue Taxable 5.023%, 6/30/16 (FSA Insured)           385         386,652
                                                                --------------
                                                                    1,619,545
                                                                --------------

PENNSYLVANIA--0.5%
Philadelphia Authority for Industrial Development
   Pension Funding Revenue Taxable Series A 5.79%,
   4/15/09 (MBIA Insured)                                 165         171,216
Pittsburgh Pension General Obligation Taxable
   Series B 6.35%, 3/1/13 (FGIC Insured)                  400         432,800
                                                                --------------
                                                                      604,016
                                                                --------------

SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement Funding
   Corp. Revenue Taxable Series A 6.72%, 6/1/25           215         212,364

TEXAS--0.3%
Frisco Independent School District General
   Obligation 5.125%, 8/15/30 (PSF Guaranteed)            370         386,387

WASHINGTON--0.4%
Washington State General Obligation Series C
   5.50%, 7/1/13 (MBIA Insured)                           440         492,536

WISCONSIN--0.4%
Wisconsin State General Obligation Series 1 5.50%,
   11/1/13 (MBIA Insured)                                 385         432,397
------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $15,783,389)                                      16,040,762
------------------------------------------------------------------------------


                     See Notes to Schedules of Investments

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------

ASSET-BACKED SECURITIES--6.4%

Bombardier Capital Mortgage Securitization Corp.
   99-A, A3 5.98%, 1/15/18                          $     481   $     444,070
Capital Auto Receivables Assets 04-2, A3 3.58%,
   1/15/09                                              1,065       1,045,031
Carmax Auto Owner Trust 05-1 C 4.82%, 10/15/11            500         497,498
Chase Funding Mortgage Loan Trust 02-2, 1M2
   6.042%, 3/25/31                                        386         388,221
Chase Manhattan Auto Owner Trust 03-C, A4 2.94%,
   6/15/10                                                415         405,214
Merrill Lynch Mortgage Investors, Inc. 05-NCA A
   4.09%, 2/25/36(f)                                      793         792,585
National City Auto Receivables Trust 04-A, A4
   2.88%, 5/15/11                                         600         581,697
Renaissance Home Equity Loan Trust 05-1, AF2
   4.263%, 5/25/35(f)                                     600         594,094
Residential Asset Mortgage Products, Inc.
   03-RS3, AI4 5.67%, 4/25/33(f)                        1,000       1,013,097
Saxon Asset Securities Trust 05-3, A2C 4.12%,
   9/25/35(f)                                             470         470,000
Wachovia Auto Owner Trust 04-B, A4 3.44%, 3/21/11       1,090       1,061,814
------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,384,836)                                        7,293,321
------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--17.1%

AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp. 6.125%, 1/15/14                  160         159,200

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%, 7/15/07          215         227,283

AIRLINES--2.6%
Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23          1,796       1,818,552
Delta Air Lines, Inc. 02-1, G-2 6.417%, 7/2/12            230         232,875
JetBlue Airways Corp. 04-2 C 6.89%, 11/15/08(f)           750         742,500
Northwest Airlines, Inc. 00-1 8.072%, 4/1/21              203         205,909
                                                                --------------
                                                                    2,999,836
                                                                --------------

BROADCASTING & CABLE TV--0.5%
Clear Channel Communications, Inc. 5.50%, 9/15/14         125         120,483
Comcast Corp. 5.30%, 1/15/14                              235         234,389
Echostar DBS Corp. 6.375%, 10/1/11                        250         249,062
                                                                --------------
                                                                      603,934
                                                                --------------

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------

CASINOS & GAMING--0.7%
Argosy Gaming Co. 7%, 1/15/14                       $     115   $     128,155
Boyd Gaming Corp. 6.75%, 4/15/14                          120         121,050
GTECH Holdings Corp. 4.75%, 10/15/10                      150         137,076
Harrah's Operating Co., Inc. 144A 5.625%,
   6/1/15(b)                                              460         454,738
                                                                --------------
                                                                      841,019
                                                                --------------


COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co. 144A 5.50%,
  5/15/15(b)                                              260         257,502

COMMUNICATIONS EQUIPMENT--0.0%
Motorola, Inc. 7.625%, 11/15/10                            29          32,821

CONSUMER FINANCE--2.0%
Capital One Financial Corp. 5.25%, 2/21/17                200         195,161
Ford Motor Credit Co. 7.25%, 10/25/11                     420         398,657
General Electric Capital Corp. 6%, 6/15/12                465         494,958
General Motors Acceptance Corp. 6.875%, 9/15/11           230         209,458
HSBC Finance Corp. 6.75%, 5/15/11                         235         255,591
HSBC Finance Corp. 6.375%, 11/27/12                        95         102,081
SLM Corp. 3.801%, 2/1/10(f)                               600         587,250
                                                                --------------
                                                                    2,243,156
                                                                --------------

DIVERSIFIED CAPITAL MARKETS--0.5%
Deutsche Bank AG NY Series GS 2.54%, 3/22/12(f)           620         602,454

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES--0.8%
ARAMARK Services, Inc. 5%, 6/1/12                         250         243,952
Cendant Corp. 6.25%, 3/15/10                              190         196,299
International Lease Finance Corp. 4.75%, 1/13/12          465         456,389
                                                                --------------
                                                                      896,640
                                                                --------------

ELECTRIC UTILITIES--0.3%
PPL Capital Funding Trust I Series A 4.33%,
  3/1/09                                                  335         328,396

ELECTRONIC MANUFACTURING SERVICES--0.3%
Jabil Circuit, Inc. 5.875%, 7/15/10                       285         291,931

FOOD RETAIL--0.3%
Kroger Co. (The) 8.05%, 2/1/10                            265         292,040

FOREST PRODUCTS--0.3%
Weyerhaeuser Co. 6.75%, 3/15/12                           275         297,152


                     See Notes to Schedules of Investments

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 144A 5.625%, 9/15/12(b)     $     115   $     113,850

HEALTH CARE EQUIPMENT--0.4%
Fisher Scientific  International, Inc. 144A
  6.125%, 7/1/15(b)                                       190         191,425
Thermo Electron Corp. 144A 5%, 6/1/15(b)                  240         236,196
                                                                --------------
                                                                      427,621
                                                                --------------

HEALTH CARE FACILITIES--0.3%
HCA, Inc. 6.30%, 10/1/12                                  110         109,888
Manor Care, Inc. 8%, 3/1/08                               165         175,878
                                                                --------------
                                                                      285,766
                                                                --------------

HOTELS, RESORTS & CRUISE LINES--0.2%
Marriott International, Inc. 4.625%, 6/15/12              245         236,750

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Duke Capital LLC 5.668%, 8/15/14                          240         243,727

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
AT&T Corp. 9.05%, 11/15/11                                110         124,437
Qwest Corp. 8.875%, 3/15/12                               280         307,300
                                                                --------------
                                                                      431,737
                                                                --------------

INVESTMENT BANKING & BROKERAGE--0.7%
Goldman Sachs Group, Inc. 4.75%, 7/15/13                  480         469,035
Lehman Brothers Holdings, Inc. 4.80%, 3/13/14             285         279,983
                                                                --------------
                                                                      749,018
                                                                --------------

LIFE & HEALTH INSURANCE--0.7%
Jackson National Life Global Funding 144A 3.81%,
  2/10/10(b)(f)                                           620         599,850
Jefferson-Pilot Corp. 4.75%, 1/30/14                      215         211,077
                                                                --------------
                                                                      810,927
                                                                --------------

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12                          220         240,435

MULTI-UTILITIES--0.2%
Dominion Resources, Inc. 5%, 3/15/13                      125         123,257
Public Service Co. of New Mexico 4.40%, 9/15/08           135         132,859
                                                                --------------
                                                                      256,116
                                                                --------------

OIL & GAS DRILLING--0.3%
Diamond Offshore Drilling, Inc. 144A 4.875%,
  7/1/15(b)                                               370         361,415

                                                    PAR VALUE
                                                      (000)           VALUE
                                                    ---------   --------------

OIL & GAS EQUIPMENT & SERVICES--0.1%
Hornbeck Offshore Services, Inc. Series B 6.125%,
  12/1/14                                           $     115   $     114,713

OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
JPMorgan Chase & Co. 5.125%, 9/15/14                      620         618,441
TIAA Global Markets, Inc. 4.125%, 11/15/07                275         272,063
TIAA Global Markets, Inc. 144A 2.75%, 1/13/06(b)          690         686,658
                                                                --------------
                                                                    1,577,162
                                                                --------------

PROPERTY & CASUALTY INSURANCE--0.5%
Berkley (W.R.) Corp. 5.875%, 2/15/13                      215         218,366
HSB Capital I Series B 4.509%, 7/15/27(f)                 365         363,986
                                                                --------------
                                                                      582,352
                                                                --------------

PUBLISHING & PRINTING--0.1%
Dex Media West LLC/Dex Media West Finance Co.
  Series B 9.875%, 8/15/13                                105         116,419

REGIONAL BANKS--0.4%
BB&T Corp. 5.20%, 12/23/15                                395         399,365

REITS--0.6%
Health Care REIT, Inc. 5.875%, 5/15/15                    275         272,866
HRPT Properties Trust 5.75%, 2/15/14                      210         213,919
iStar Financial, Inc. 6.05%, 4/15/15                      235         239,633
                                                                --------------
                                                                      726,418
                                                                --------------

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5.125%, 9/30/14                           285         283,885

TOBACCO--0.2%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
  6.50%, 7/15/10(b)                                       215         215,538

TRADING COMPANIES & DISTRIBUTORS--0.3%
Hughes Supply, Inc. 5.50%, 10/15/14                       325         317,547

WIRELESS TELECOMMUNICATION SERVICES--0.7%
Cingular Wireless LLC 6.50%, 12/15/11                     275         297,964
Sprint Capital Corp. 8.375%, 3/15/12                      435         511,925
                                                                --------------
                                                                      809,889
                                                                --------------

------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $19,535,271)                                      19,374,014
------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--26.5%

Asset Backed Securities Corp. Net Interest Margin
  Trust 04-HE9, A1 144A 5%, 12/25/34(b)                   212         210,598
Bear Stearns Asset Backed Securities Net Interest
  Margin 04-HE5N, A3 5%, 7/25/34                          450         426,516


                     See Notes to Schedules of Investments

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)           VALUE
                                                    ---------   --------------
Bear Stearns Structured Products, Inc. 04-15, A2
  P.O. 144A 0%, 11/27/34(b)                         $     612   $     542,329
Bear Stearns Structured Products, Inc. 04-5 A
  P.O. 144A 0%, 2/25/34(b)                                466         432,026
Bear Stearns Structured Products, Inc. 04-6 P.O.
  0%, 2/25/34                                             684         640,956
Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
  3/25/34                                                 793         800,599
Countrywide Alternative Loan Trust 05-43, 4A2
  5.788%, 10/25/35(f)                                     672         672,848
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-13, 1A1 5.50%, 8/25/34                         369         369,476
Countrywide Home Loan Mortgage Pass-Through
  Trust 05-HYB6, 2A2 5.331%, 10/20/35(f)                  284         284,063
Countrywide Partnership Trust Net Interest
  Margin 04-EC1N 144A 5%, 9/25/35(b)                      359         357,750
Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
  6/15/35(b)                                              600         590,666
CS First Boston Mortgage Securities Corp. 04-1,
  1A1 5.75%, 2/25/34                                      271         271,883
First Horizon Alternative Mortgage Security
  05-AA8, 3A2 5.808%, 10/25/35(f)                         822         826,851
First Horizon Mortgage Pass-Through Trust 03-2,
  1A12 5.75%, 4/25/33                                     600         605,828
GE Capital Commercial Mortgage Corp. 04-C3, A4
  5.189%, 7/10/39(f)                                    1,205       1,218,872
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
  4.878%, 5/25/35(f)                                    1,062       1,052,686
Greenwich Capital Commercial Funding Corp.
  04-GG1, A7 5.317%, 6/10/36(f)                         1,130       1,154,390
GS Mortgage Securities Corp. II 05-GG4, AJ
  4.782%, 7/10/39                                       1,080       1,053,356
GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b)                   337         335,950
Harborview Mortgage Loan Trust 05-9, B1 4.396%,
  6/20/35(f)                                              632         631,992
Harborview Mortgage Loan Trust 05-9, B4 4.696%,
  6/20/35(f)                                              465         464,994
Home Equity Asset Trust 03-8N A 144A 5%,
  5/27/34(b)                                               16          15,762
JPMorgan Chase Commercial Mortgage Securities
  Corp. 01-CIBC, A3 6.26%, 3/15/33                      1,130       1,201,703
LB-UBS Commercial Mortgage Trust 04-C4, A2
  4.567%, 6/15/29(f)                                    1,015       1,009,441
Lehman Brothers - UBS Commercial Mortgage Trust
  04-C7, A6 4.786%, 10/15/29(f)                         1,125       1,105,664

                                                    PAR VALUE
                                                      (000)           VALUE
                                                    ---------   --------------
Lehman Brothers Commercial Conduit Mortgage
  Trust 99-C2, A2 7.325%, 10/15/32                  $   1,110   $   1,201,677
Master Resecuritization Trust 05-1 144A 5%,
  10/28/34(b)                                             614         597,486
Master Resecuritization Trust 05-2 144A 4.75%,
  3/28/34(b)                                              533         513,250
Merrill Lynch Mortgage Trust 04-KEY2, A4 4.864%,
  8/12/39(f)                                            1,110       1,097,142
Nationslink Funding Corp. 99-2, A2C 7.229%,
  6/20/31                                                 830         878,819
PNC Mortgage Acceptance Corp. 00-C2, A2 7.30%,
  10/12/33                                                640         699,631
RAAC Series 05-SP1, 1A1 5%, 9/25/34                     1,210       1,177,402
Residential Funding Mortgage Securities I
  05-SA1, 2A 4.904%, 3/25/35(f)                           510         506,847
Starwood Commercial Mortgage Trust 99-C1A, A1
  144A 6.60%, 2/3/14(b)                                   579         596,455
Structured Asset Securities Corp. 03-32, 1A1
  5.31%, 11/25/33(f)                                      825         822,942
Structured Asset Securities Corp. 05-1, 6A1 6%,
  2/25/35                                               1,585       1,597,406
Structured Asset Securities Corp. 05-6, 4A1 5%,
  5/25/35                                                 959         934,044
Wachovia Bank Commercial Mortgage Trust 04-C12,
  A4 5.235%, 7/15/41(f)                                 1,010       1,031,882
Washington Mutual, Inc. 05-AR3, A2 4.653%,
  3/25/35(f)                                              901         900,558
Wells Fargo Mortgage Backed Securities Trust
  03-4, A18 5.50%, 6/25/33                                580         581,070
Wells Fargo Mortgage Backed Securities Trust
  05-5, 1A1 5%, 5/25/20                                   576         573,237
------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $29,991,389)                                      29,987,047
------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.3%

BRAZIL--0.2%
Federative Republic of Brazil 9.25%, 10/22/10              55          61,957
Federative Republic of Brazil 8.875%, 10/14/19            180         195,930
                                                                --------------
                                                                      257,887
                                                                --------------

CHILE--0.3%
Republic of Chile 4.069%, 1/28/08(f)                      315         316,575

MEXICO--0.4%
United Mexican States 8.375%, 1/14/11                     400         460,000


                     See Notes to Schedules of Investments

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------

PANAMA--0.2%
Republic of Panama 7.25%, 3/15/15                   $     155   $     169,725

PERU--0.1%
Republic of Peru 7.35%, 7/21/25                           135         143,775

PHILIPPINES--0.2%
Republic of Philippines 8.25%, 1/15/14                    170         177,013

RUSSIA--0.4%
Russian Federation RegS 5%, 3/31/30(d)(f)                 420         482,853

SOUTH AFRICA--0.2%
Republic of South Africa 6.50%, 6/2/14                    255         278,587

TURKEY--0.3%
Republic of Turkey 7.375%, 2/5/25                         305         306,144
------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,444,465)                                        2,592,559
------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--5.1%

AUSTRALIA--0.4%
United Energy Distribution Holdings Property Ltd.
   144A 5.45%, 4/15/16(b)                                 265         273,176
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)          140         138,957
                                                                --------------
                                                                      412,133
                                                                --------------
BRAZIL--0.5%
Petrobras International Finance Co. 9.75%, 7/6/11         155         186,000
Petrobras International Finance Co. 9.125%,
   7/2/13                                                 345         403,650
                                                                --------------
                                                                      589,650
                                                                --------------

CANADA--0.5%
CHC Helicopter Corp. 7.375%, 5/1/14                       120         123,600
Inco Ltd. 5.70%, 10/15/15                                 185         189,538
Novelis, Inc. 144A 7.25%, 2/15/15(b)                      125         118,750
Rogers Wireless Communications, Inc. 7.25%,
   12/15/12                                               115         122,188
                                                                --------------
                                                                      554,076
                                                                --------------

CHILE--1.2%
AES Gener SA 7.50%, 3/25/14                               295         300,568
Banco Santander Chile 144A 5.375%, 12/9/14(b)             190         190,900
Celulosa Arauco y Constitucion SA 144A
   5.625%, 4/20/15(b)                                     300         297,527
Petropower I Funding Trust 144A 7.36%,
   2/15/14(b)                                             587         563,530
                                                                --------------
                                                                    1,352,525
                                                                --------------

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------
GERMANY--0.2%
Deutsche Telekom International Finance BV
   8.50%, 6/15/10                                   $     165   $     187,065

INDIA--0.1%
Vedanta Resources plc 144A 6.625%, 2/22/10(b)             155         153,488

JAPAN--0.2%
Mizuho Finance Group Cayman Ltd. 144A 5.79%,
   4/15/14(b)                                             265         276,025

KAZAKHSTAN--0.5%
Kazkommerts International BV 144A 8.50%,
   4/16/13(b)                                             500         549,375

MEXICO--0.6%
America Movil SA de CV 5.75%, 1/15/15                     265         265,918
Pemex Finance Ltd. 9.03%, 2/15/11                         395         438,699
                                                                --------------
                                                                      704,617
                                                                --------------

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.50%, 9/17/15                   245         252,952

NORWAY--0.2%
Norske Skogindustrier ASA 144A 6.125%,
   10/15/15(b)                                            210         208,399

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd.
   144A 3.437%, 9/15/09(b)                                197         190,932

SOUTH KOREA--0.1%
Chohung Bank 144A 4.50%, 11/3/14(b)(f)                     75          72,572
Korea Development Bank 5.75%, 9/10/13                      70          73,036
                                                                --------------
                                                                      145,608
                                                                --------------
UNITED STATES--0.2%
Amvescap plc 5.375%, 12/15/14                             245         242,192
------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,652,994)                                        5,819,037
------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                    ---------   --------------

DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(c)(g)                              1,955           3,128
------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $78,535)                                               3,128
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $111,035,384)                                    111,190,382
------------------------------------------------------------------------------


                     See Notes to Schedules of Investments

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------

SHORT-TERM INVESTMENTS--3.0%

COMMERCIAL PAPER--3.0%
UBS Finance Delaware LLC 3.86%, 10/3/05             $   2,735   $   2,734,414
Danske Corp. 3.80%, 10/11/05                              680         679,282
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,413,696)                                        3,413,696
------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.1%
(IDENTIFIED COST $114,449,080)                                    114,604,078(a)

Other assets and liabilities, net--(1.1)%                          (1,284,212)
                                                                --------------
NET ASSETS--100.0%                                              $ 113,319,866
                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,335,275 and gross depreciation of $1,180,277 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $114,449,080.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $11,121,967 or 9.8% of net assets.

(c)   Non-income producing.

(d) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(e) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(f) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(g) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2005, this security amounted to a value of $3,128 or 0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(h)   Escrowed to maturity.


                     See Notes to Schedules of Investments

Phoenix Low-Duration Core Plus Bond Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------

AGENCY MORTGAGE-BACKED SECURITIES--13.3%

FNMA 5.50%, 10/1/18                                 $     326   $     330,379
FNMA 5%, 12/1/18                                          119         118,829
FNMA 4.50%, 12/1/19                                       270         264,902
FNMA 5%, 12/1/19                                          146         145,597
FNMA 5.50%, 2/1/35                                        264         263,606
FNMA 6%, 2/1/35                                           497         505,169
FNMA 5%, 8/25/35                                           23          23,242
FNMA 5%, 8/25/35                                          223         222,552
FNMA 5.50%, 9/25/35                                       146         147,574
------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,030,174)                                        2,021,850
------------------------------------------------------------------------------

MUNICIPAL BONDS--3.4%

CALIFORNIA--1.8%
San Bernardino County Finance Authority
  Pension Obligation Revenue Taxable 6.99%,
  8/1/10 (MBIA Insured)                                   250         274,650

ILLINOIS--1.0%
McHenry County Community Unit School District
  No. 12 General Obligation Taxable 5%,
  12/1/11 (FSA Insured)                                   140         142,289

PENNSYLVANIA--0.6%
City of Philadelphia Industrial Development
  Authority Pension Obligation Taxable Series
  A 5.89%, 4/15/11 (MBIA Insured)                          20          21,236
Philadelphia School District General
  Obligation Taxable Series C 4.29%, 7/1/10
  (FSA Insured)                                            75          73,609
                                                                --------------
                                                                       94,845
                                                                --------------

------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $516,541)                                            511,784
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.0%

Chase Funding Mortgage Loan Trust 02-2, 1M2
  6.042%, 3/25/31                                          97          97,055
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
  4.622%, 11/25/35(e)                                      75          74,367
GSAA Home Equity Trust 04-10, AF2 4.22%,
  8/25/34(e)                                              100          99,046

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------
GSAA Home Equity Trust 04-5, AF2 4.736%,
  6/25/34(e)                                        $     200   $     199,696
Onyx Acceptance Owners Trust 03-D, A4 3.20%,
  3/15/10                                                 300         295,611
Renaissance Home Equity Loan Trust 05-1, AF2
  4.263%, 5/25/35(e)                                      300         297,047
------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,069,691)                                        1,062,822
------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--24.5%

AIRLINES--2.7%
Continental Airlines, Inc. 01-1 6.703%, 12/15/22          133         126,440
Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19          32          30,958
Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23            249         252,343
                                                                --------------
                                                                      409,741
                                                                --------------

APPLICATION SOFTWARE--0.9%
Activant Solutions, Inc. 144A 9.504%, 4/1/10(b)(e)        125         128,125

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Nuveen Investments, Inc. 5%, 9/15/10                       35          34,652

AUTOMOBILE MANUFACTURERS--1.8%
American Honda Finance Corp. 144A 4.25%,
  3/11/08(b)                                              250         248,089
DaimlerChrysler NA Holding Corp. 4.875%,
  6/15/10(d)                                               25          24,500
                                                                --------------
                                                                      272,589
                                                                --------------

BROADCASTING & CABLE TV--2.1%
COX Communications, Inc. 6.75%, 3/15/11                   230         245,493
Echostar DBS Corp. 6.375%, 10/1/11                         75          74,719
                                                                --------------
                                                                      320,212
                                                                --------------

CASINOS & GAMING--0.8%
MGM Mirage, Inc. 6%, 10/1/09                              125         124,063

COMMUNICATIONS EQUIPMENT--1.0%
Corning, Inc. 6.30%, 3/1/09                                75          77,646
Lucent Technologies, Inc. 5.50%, 11/15/08                  75          74,813
                                                                --------------
                                                                      152,459
                                                                --------------

CONSUMER FINANCE--1.7%
Ford Motor Credit Co. 6.625%, 6/16/08                      20          19,548
Ford Motor Credit Co. 7.25%, 10/25/11                     110         104,410


                     See Notes to Schedules of Investments

Phoenix Low-Duration Core Plus Bond Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------

CONSUMER FINANCE--(CONTINUED)
General Motors Acceptance Corp. 6.125%, 9/15/06     $      60   $      60,204
General Motors Acceptance Corp. 6.875%, 9/15/11            72          65,569
                                                                --------------
                                                                      249,731
                                                                --------------

DATA PROCESSING & Outsourced Services--0.6%
Computer Sciences Corp. 3.50%, 4/15/08                    100          97,089

ELECTRIC UTILITIES--1.6%
Consumers Energy Co. Series H 4.80%, 2/17/09              245         244,552

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Series B 5.75%,
  2/15/11                                                  50          46,875

FOREST PRODUCTS--0.5%
Weyerhaeuser Co. 6.75%, 3/15/12                            70          75,639

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 144A 5.625%, 9/15/12(b)            15          14,850

HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc. 144A 6.125%,
  7/1/15(b)                                                25          25,188

LIFE & HEALTH INSURANCE--1.6%
Jackson National Life Global Funding 144A
  4.45%, 2/10/10(b)(e)                                    250         241,875

METAL & GLASS CONTAINERS--0.8%
Ball Corp. 6.875%, 12/15/12                               125         128,125

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Forest Oil Corp. 8%, 6/15/08                              125         133,281

OTHER DIVERSIFIED FINANCIAL SERVICES--1.3%
Bosphorus Financial Services Ltd. 144A 5.59%,
  2/15/12(b)(e)                                           100          97,012
Textron Financial Corp. 4.60%, 5/3/10                     100          99,016
                                                                --------------
                                                                      196,028
                                                                --------------

PACKAGED FOODS & MEATS--0.5%
Dean Foods Co. 6.625%, 5/15/09                             75          77,625

PAPER PRODUCTS--0.8%
Bowater, Inc. 6.87%, 3/15/10(e)                           125         125,000

REITS--0.8%
iStar Financial, Inc. 5.375%, 4/15/10                      75          75,080

                                                    PAR VALUE
                                                      (000)          VALUE
                                                    ---------   --------------

REITS--(CONTINUED)
Simon Property Group LP 4.60%, 6/15/10              $      50   $      49,306
                                                                --------------
                                                                      124,386
                                                                --------------

SPECIALIZED CONSUMER SERVICES--0.9%
Service Corporation International 7.70%, 4/15/09          125         131,875

TOBACCO--0.3%
Reynolds (R.J.) Tobacco Holdings, Inc.
  144A 6.50%, 7/15/10(b)                                   40          40,100

TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals North America, Inc. 6.50%, 2/15/12          75          72,750

WIRELESS TELECOMMUNICATION SERVICES--1.6%
Nextel Communications, Inc. Series E 6.875%,
  10/31/13                                                235         249,441
------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $3,777,698)                                        3,716,251
------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--18.1%

Adjustable Rate Mortgage Trust 05-3, 2A1 4.716%,
  7/25/35(e)                                              226         224,966
Bear Stearns Structured Products, Inc. 05-10 144A
  6.33%, 4/26/35(b)(e)                                    100          99,078
Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
  3/25/34                                                 130         131,485
Countrywide Home Loan Mortgage Pass-Through Trust
  04-12, 12A1 4.828%, 8/25/34(e)                          132         131,060
Countrywide Home Loan Mortgage Pass-Through Trust
  04-13, 1A1 5.50%, 8/25/34                                96          96,064
Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
  6/15/35(b)                                               75          73,833
CS First Boston Mortgage Securities Corp. 98-C1
  B 6.59%, 5/17/40                                        300         314,136
CS First Boston Mortgage Securities Corp. 99-C1,
  A2 7.29%, 9/15/41                                       150         161,546
First Horizon Mortgage Pass-Through Trust 04-AR4,
  2A1 4.425%, 8/25/34(e)                                  156         154,045
Harborview Mortgage Loan Trust 05-9, B5 4.796%,
  6/20/35(e)                                               75          74,999
Harborview Mortgage Loan Trust 05-9, B6 4.946%,
  6/20/35(e)                                               50          49,999
Residential Funding Mortgage Securities I 05-SA1,
  2A 4.904%, 3/25/35(e)                                   191         190,068
Starwood Commercial Mortgage Trust 99-C1A, A1 144A
  6.60%, 2/3/14(b)                                        254         261,221


                     See Notes to Schedules of Investments

Phoenix Low-Duration Core Plus Bond Fund

                                                    PAR VALUE
                                                      (000)           VALUE
                                                    ---------   --------------

Structured Asset Securities Corp. 03-32, 1A1
  5.31%, 11/25/33(e)                                $      71   $      70,894
Structured Asset Securities Corp. 05-1, 6A1 6%,
  2/25/35                                                 180         181,523
Wells Fargo Mortgage Backed Securities Trust
  04-BB, A1 4.576%, 1/25/35(e)                            201         197,433
Wells Fargo Mortgage Backed Securities Trust
  04-EE, 2A3 3.989%, 1/25/35(e)                           198         193,137
Wells Fargo Mortgage Backed Securities Trust 05-5,
  1A1 5%, 5/25/20                                          67          66,325
Wells Fargo Mortgage Backed Securities Trust
  05-AR10, 2A16 4.11%, 6/25/35(e)                          75          73,406
------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,766,928)                                        2,745,218
------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--17.0%

AUSTRALIA--1.2%
Commonwealth of Australia Series 1106 6.75%,
  11/15/06                                                235(g)      181,925

BRAZIL--4.2%
Federative Republic of Brazil 9.25%, 10/22/10             220         247,830
Federative Republic of Brazil 4.313%, 4/15/12(e)           78          77,164
Federative Republic of Brazil 4.313%, 4/15/12(e)           82          81,196
Federative Republic of Brazil 10.25%, 6/17/13              70          83,475
Federative Republic of Brazil 10.50%, 7/14/14             125         151,625
                                                                --------------
                                                                      641,290
                                                                --------------

CHILE--1.0%
Republic of Chile 5.625%, 7/23/07                         150         152,475

COLOMBIA--0.5%
Republic of Colombia 9.75%, 4/23/09                        65          74,913

MEXICO--0.8%
United Mexican States 8.375%, 1/14/11                     100         115,000

NEW ZEALAND--1.6%
Commonwealth of New Zealand Series 206 6.50%,
  2/15/06                                                 360(h)      248,937

PANAMA--0.3%
Republic of Panama 8.25%, 4/22/08                          40          43,350

PHILIPPINES--0.9%
Republic of Philippines 8.375%, 3/12/09                   100         106,375
Republic of Philippines 8.375%, 2/15/11                    30          31,463
                                                                --------------
                                                                      137,838
                                                                --------------

                                                    PAR VALUE
                                                      (000)           VALUE
                                                    ---------   --------------

RUSSIA--0.7%
Russian Federation RegS 8.25%, 3/31/10(f)           $      65   $      70,395
Russian Federation RegS 5%, 3/31/30(e)(f)                  35          40,238
                                                                --------------
                                                                      110,633
                                                                --------------

TURKEY--1.5%
Republic of Turkey 11.75%, 6/15/10                        175         218,750

VENEZUELA--4.3%
Republic of Venezuela 10.75%, 9/19/13                     140         175,000
Republic of Venezuela 8.50%, 10/8/14                       70          77,875
Republic of Venezuela RegS 5.375%, 8/7/10(f)              400         390,600
                                                                --------------
                                                                      643,475
                                                                --------------

------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,555,892)                                        2,568,586
------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--8.4%

AUSTRALIA--1.6%
Westfield Capital Corp. 144A 4.375%, 11/15/10(b)          250         243,963

CANADA--0.9%
Rogers Wireless Communications, Inc. 8%, 12/15/12         125         132,656

GERMANY--1.6%
Deutsche Telekom International Finance BV 8.50%,
  6/15/10                                                 210         238,082

MEXICO--0.7%
America Movil SA de CV 4.288%, 4/27/07(e)                 100         100,350

POLAND--0.5%
Telekomunikacja Polska SA Finance BV 144A 7.75%,
  12/10/08(b)                                              75          81,140

RUSSIA--1.6%
Gazstream SA 144A 5.625%, 7/22/13(b)                      235         236,763

SINGAPORE--0.3%
Chartered Semiconductor Manufacturing Ltd. 5.75%,
  8/3/10                                                   40          39,543

SOUTH KOREA--0.6%
Korea Development Bank 3.875%, 3/2/09                     100          97,077

UNITED STATES--0.6%
Nova Chemicals Corp. 6.50%, 1/15/12                       100          97,625
------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,281,393)                                        1,267,199
------------------------------------------------------------------------------


                     See Notes to Schedules of Investments

Phoenix Low-Duration Core Plus Bond Fund

                                                    PAR VALUE
                                                      (000)           VALUE
                                                    ---------   --------------

DOMESTIC CONVERTIBLE BONDS--0.3%

PHARMACEUTICALS--0.3%
Par Pharmaceutical Cos., Inc. Cv 2.875%, 9/30/10    $      60   $      50,025
------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $48,130)                                              50,025
------------------------------------------------------------------------------

LOAN AGREEMENTS--5.4%

BROADCASTING & CABLE TV--0.8%
Charter Communications Operating LLC Tranche B
  6.90%, 4/27/11(e)                                        75          75,468
DIRECTV Holdings LLC Tranche B 5.004%, 4/13/13(e)          50          50,594
                                                                --------------
                                                                      126,062
                                                                --------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Sungard Data Systems, Inc. Tranche 6.20%,
  1/22/13(e)                                               50          50,688

ENVIRONMENTAL & FACILITIES SERVICES--0.8%
Allied Waste North America, Inc. Tranche 5.504%,
  1/15/12(e)                                               91          92,128
Allied Waste North America, Inc. Tranche A 5.266%,
  1/15/12(e)                                               34          34,122
                                                                --------------
                                                                      126,250
                                                                --------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Mosaic Global Holdings, Inc. Tranche B 4.766%,
  2/21/12(e)                                               75          76,078

HEALTH CARE FACILITIES--1.0%
LifePoint Hospitals, Inc. Tranche B 5.129%,
  4/15/12(e)                                              150         151,312

HEALTH CARE SERVICES--0.4%
Davita, Inc. Tranche B 6.04%, 5/16/12(e)                   60          61,050

                                                    PAR VALUE
                                                      (000)           VALUE
                                                    ---------   --------------

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
NTELOS, Inc. Tranche B 5.766%, 8/24/11(e)           $     100   $     101,250

PAPER PRODUCTS--0.5%
NewPage Corp. Tranche B 6.504%, 5/2/11(e)                  75          76,313

RESTAURANTS--0.4%
Burger King Corp. Tranche B 5.364%, 7/13/12(e)             50          50,813
------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $811,348)                                            819,816
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $14,857,795)                                      14,763,551
------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.1%

COMMERCIAL PAPER--2.1%
UBS Finance Delaware LLC 3.86%, 10/3/05                   320         319,932
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $319,931)                                            319,932
------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $15,177,726)                                      15,083,483(a)

Other assets and liabilities, net--0.5%                                81,529
                                                                --------------
NET ASSETS--100.0%                                              $  15,165,012
                                                                ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $50,371 and gross depreciation of $152,375 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $15,185,487.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $1,791,237 or 11.8% of net assets.

(c) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   All or a portion segregated as collateral for forward currency contracts.

(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(g)   Par value represents Australian Dollar.

(h)   Par value represents New Zealand Dollar.


                     See Notes to Schedules of Investments

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Institutional Mutual Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A.    SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At September 30, 2005, the total value of these securities represented approximately the following percentage of net assets:

                  Fund                  Percentage of Net Assets
           ------------------           ------------------------
           Institutional Bond                     5.1%

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B.    SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.    FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

D.    FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E.    FORWARD CURRENCY CONTRACTS

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

      At September 30, 2005, the Low-Duration Core Plus Bond Fund had entered into forward currency contracts as follows:

                                                              Net
                                                          Unrealized
   Contract      In Exchange   Settlement                Appreciation
  to Receive         For          Date        Value     (Depreciation)
--------------   -----------   ----------   ---------   --------------
JPY 25,996,249   USD 235,687     12/2/05     $230,735       $(4,952)
JPY  7,754,175   USD  70,879    12/13/05       68,912        (1,967)
                                                            -------
                                                            $(6,919)
                                                            =======

      JPY Japanese Yen  USD United States Dollar

F.    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

G.    LOAN AGREEMENTS

      Each Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisers and/or subadviser to accurately predict risk.

NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At September 30, 2005, the Institutional Bond Fund held the following restricted security:

                                                          Market       % of
                             Acquisition   Acquisition   Value at   Net Assets
                                 Date         Cost        9/30/05   at 9/30/05
                             -------------------------------------------------
      Northampton Pulp LLC     12/30/99       $184,367     $3,128      0.0%

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

[NOTE TO FINANCIAL PRINTER:  INSERT SCHEDULE OF INVESTMENTS HERE]

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Institutional Mutual Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date November 22, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date November 22, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date November 22, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.